Condensed Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Contract revenue	SFr 3,934	SFr 0	SFr 3,934	SFr 0
Total revenue	3,934		3,934
Operating expenses
Research & development expenses	(14,385)	(15,118)	(45,200)	(42,158)
General & administrative expenses	(3,274)	(5,420)	(11,828)	(14,993)
Other operating income/(expense)	262	255	944	928
Total operating expenses	(17,397)	(20,283)	(56,084)	(56,223)
Operating loss	(13,463)	(20,283)	(52,150)	(56,223)
Financial income	11	4,424	11	4,424
Financial expense	(77)	(181)	(356)	(408)
Exchange differences	17	122	502	487
Finance result, net	(49)	4,365	157	4,503
Loss before tax	(13,512)	(15,918)	(51,993)	(51,720)
Income tax expense	(4)		(11)
Loss for the period	SFr (13,516)	SFr (15,918)	SFr (52,004)	SFr (51,720)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.16)	SFr (0.22)	SFr (0.62)	SFr (0.71)
Diluted loss per share for the period attributable to equity holders	SFr (0.16)	SFr (0.22)	SFr (0.62)	SFr (0.71)